Summary of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Beginning balance	9,564,244	8,670,108	9,489,285
Granted	0	8,374,550	3,909,973
Exercised	0	0	0
Forfeited or cancelled	(1,143,043)	(7,480,414)	(4,729,150)
Ending balance	8,421,201	9,564,244	8,670,108
Vested or expected to vest	7,804,100
Exercisable	3,062,238
Weighted average exercise price per share
Beginning balance	$ 2.48	$ 6.73	$ 9.31
Granted	$ 0	$ 1.50	$ 5.63
Exercised	$ 0	$ 0	$ 0
Forfeited or canceled	$ 5.50	$ 6.31	$ 10.99
Ending balance	$ 2.07	$ 2.48	$ 6.73
Vested or expected to vest	$ 2.10
Exercisable	$ 2.67
Weighted average remaining contractual term
Outstanding	8 years 4 months 28 days	9 years 1 month 21 days	7 years 10 months 28 days
Vested or expected to vest	8 years 4 months 21 days
Exercisable	8 years 1 month 10 days
Aggregate intrinsic value
Outstanding	$ 0	$ 0	$ 0
Vested or expected to vest	0
Exercisable	$ 0
Employees
Options Outstanding
Beginning balance	9,564,244	8,670,108	9,489,285
Granted	0	8,374,550	3,909,973
Exercised	0	0	0
Forfeited or cancelled	(1,143,043)	(7,480,414)	(4,729,150)
Ending balance	8,421,201	9,564,244	8,670,108
Vested or expected to vest	7,804,100
Exercisable	3,062,238
Non-employees
Options Outstanding
Beginning balance	0	0	0
Granted	0	0	0
Exercised	0	0	0
Forfeited or cancelled	0	0	0
Ending balance	0	0	0
Vested or expected to vest	0
Exercisable	0